Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	458,936,725.66	21,852
Yield Supplement Overcollateralization Amount 06/30/26	24,901,737.48	0
Receivables Balance 06/30/26	483,838,463.14	21,852
Principal Payments	22,439,573.94	528
Defaulted Receivables	716,997.31	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	23,221,813.08	0
Pool Balance at 07/31/26	437,460,078.81	21,292

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.10%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,667,835.47	332
Past Due 61-90 days	3,404,568.94	112
Past Due 91-120 days	652,114.76	28
Past Due 121+ days	0.00	0
Total	13,724,519.17	472

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Delinquency Trigger Occurred	NO

Recoveries	570,606.32
Aggregate Net Losses/(Gains) - July 2026	146,390.99
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.50%
Second Prior Net Losses/(Gains) Ratio	0.51%
Third Prior Net Losses/(Gains) Ratio	0.47%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.84%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.80%
Weighted Average Contract Rate, Yield Adjusted	10.03%
Weighted Average Remaining Term	41.88

Flow of Funds	$ Amount
Collections	25,767,189.18
Investment Earnings on Cash Accounts	11,499.89
Servicing Fee	(403,198.72)
Transfer to Collection Account	-
Available Funds	25,375,490.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,471,287.68
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,423,876.40
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,212,813.82

Total Distributions of Available Funds	25,375,490.35

Servicing Fee	403,198.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	452,883,955.21
Principal Paid	21,476,646.85
Note Balance @ 08/17/26	431,407,308.36

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2b
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	336,833,955.21
Principal Paid	21,476,646.85
Note Balance @ 08/17/26	315,357,308.36
Note Factor @ 08/17/26	78.2524338%

Class A-4
Note Balance @ 07/15/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	61,570,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	36,320,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	18,160,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,686,029.68
Total Principal Paid	21,476,646.85
Total Paid	23,162,676.53

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.62539%
Coupon	4.09539%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.43000%
Interest Paid	1,243,478.68
Principal Paid	21,476,646.85
Total Paid to A-3 Holders	22,720,125.53

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3927799
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.7412307
Total Distribution Amount	19.1340106

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.0855550
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.2919277
Total A-3 Distribution Amount	56.3774827

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	718.17
Noteholders' Principal Distributable Amount	281.83

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,026,385.22
Investment Earnings	8,996.80
Investment Earnings Paid	(8,996.80)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22